Document and Entity Information	Aug. 07, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 07, 2019
Entity Registrant Name	Tellurian Inc.
Entity Central Index Key	0000061398
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-5507
Entity Tax Identification Number	06-0842255
Entity Address, Address Line One	1201 Louisiana Street,
Entity Address, Address Line Two	Suite 3100,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	962-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TELL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false